Summary of Significant Accounting Policies - Narratives (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Advertising Expense	¥ 277,035	¥ 168,088	¥ 54,047
Labor and Related Expense	¥ 68,389	¥ 40,717	¥ 29,583
Maximum Percentage Surplus Fund Appropriation Not Required	50.00%
Net Profit Appropriation to Statutory Surplus Fund Threshold Percentage	10.00%
Appropriation From Profit and Loss, Statutory Reserves	¥ 10,562
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Lease, Practical Expedients, Package [true false]	true
Operating lease right-of-use assets				$ 20,754	¥ 144,488
Lease liabilities for operating leases					¥ 158,602
Segment reporting
Number of operating segment | segment	1
Number of reportable segment | segment	1
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Operating lease right-of-use assets						¥ 191,236
Lease liabilities for operating leases						¥ 195,563